Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (2,422,087)	$ 512,010	$ (651,138)	$ 11,907,434
Adjustments to reconcile net (loss) income to net cash provided by used in operating activities:
Change in value of derivative liabilities	184,210	596,160	538,200	(10,711,300)
Interest expense – debt discount	456,449		112,054
Gain on investments held in Trust Account	(280,590)	(2,514,748)	(3,117,552)	(3,332,546)
Interest earned on investments held in Trust Account	(280,590)	(2,514,748)
Gain on forgiveness of deferred underwriting fee payable		(273,110)	(273,110)
Change in fair value of forward purchase agreement		(78,334)	(86,369)
Stock compensation expense	1,109,250
Deferred tax benefit	(2,346)	(156,593)	(146,658)	156,593
Changes in operating assets and liabilities:
Prepaid expenses	(37,928)	282,218	261,651	509,098
Accounts payable	323,644	(37,780)	(39,524)	94,503
Accrued expenses			900,093
Accrued expenses – related party	96,256	481,053		72,253
Due to related party	(5,500)	150,000	300,000
Due from related party	26,822		(195,000)
Due from sponsor	(225,000)
Due to investors	25,000		600,000
Income tax payable	(22,304)	152,043	(367,955)	467,991
Franchise tax payable		(49,041)	(149,041)	8,767
Net cash used in operating activities	(774,124)	(936,122)	(2,914,349)	(827,207)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes	193,228	1,446,650	2,497,248	205,853
Cash withdrawn from Trust Account in connection with redemption	6,071,725	215,621,388	234,830,236
Cash deposited in Trust Account	(1,196,026)	(80,000)	(560,000)
Net cash provided by investing activities	5,068,927	216,988,038	236,767,484	205,853
Cash Flows from Financing Activities:
Due to related party			420,000
Offering costs paid				(85,000)
Contributions from Sponsor		100,000	100,000
Proceeds from related party	65,000
Proceeds pursuant to subscription agreement	350,000
Capital contribution from Sponsor	1,090,000		1,074,015
Proceeds from loan payable	40,000
Due to shareholders	(650,402)
Redemption of common stock	(5,421,323)	(215,621,388)	(234,830,236)
Net cash used in financing activities	(4,526,725)	(215,521,388)	(233,710,236)	(85,000)
Net change in cash and restricted cash	(231,922)	530,528	142,899	(706,354)
Cash and restricted cash – beginning of the period	314,482	171,583	171,583	877,937
Total cash and restricted cash – end of the period	82,560	702,111	314,482	171,583
Cash	82,560	144,592		171,583
Restricted Cash		557,519	314,482
Income taxes	71,772	590,000
Franchise taxes	121,456	150,089
Supplemental disclosure of noncash activities:
Forgiveness of deferred underwriting fee payable		5,126,890	5,126,890
Class B common converted to Class A common on a one for one basis		510
Value of excise tax liability	54,214	2,156,214	$ 2,348,302
Initial value of forward purchase agreement liability		$ 83,369